Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2022

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	42,270	—	42,270
Investments accounted for at fair value	—	66,470	—	66,470

As of December 31, 2023

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	29,873	—	29,873
Investments accounted for at fair value	—	—	58,391	58,391

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 years
Office furniture and equipment	3 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Online advertising services	214,722	221,620	238,701
Enterprise value‑added services
Online/offline events	32,127	15,475	22,776
Consulting	36,867	43,200	40,581
Integrated marketing	1,342	6,639	3,171
Advertisement agent services	3,696	7,326	769
Revenue for Enterprise value‑added services	74,032	72,640	67,297
Subscription services
Institutional investor subscription services	25,490	27,095	26,417
Enterprise subscription services	94	423	150
Individual subscription services	2,441	719	7,620
Revenue for Subscription services	28,025	28,237	34,187
Total revenue	316,779	322,497	340,185